Accounts Payable and Accrued Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consisted of the following:

	September 30, 2025	December 31, 2024
Accounts payable	$367,391	$278,676
Professional fees	45,509	40,271
License fee	56,250	75,000
Credit cards	9,202	2,536
Total accounts payable and accrued expenses	$478,352	$396,483

Accounts payable and accrued expenses consisted of the following:

	December 31, 2024	December 31, 2023
Accounts payable	$278,676	$189,495
Professional fees	40,271	174,053
License fee	75,000	150,000
Credit cards	2,536	32,466
Total accounts payable and accrued expenses	$396,483	$546,014